RELATED PARTY TRANSACTIONS AND BALANCES - Related party transactions (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2020 CNY (¥)
Related Party Transaction [Line Items]
Related party expense	$ 633	¥ 4,130	¥ 4,597
Repayment of related party loan	(164)	(1,072)	(150)	¥ (350)
Short-term Debt	1,262		38,568		¥ 8,232
Anpac Beijing
Related Party Transaction [Line Items]
Revenue rendered		1	3	231
Anpac Beijing | Consulting service
Related Party Transaction [Line Items]
Related party expense	138	898	2,199	700
Jiangsu Anpac
Related Party Transaction [Line Items]
Revenue rendered	6	39	64	110
Related party expense	46	302	300
Repayment of related party loan			(150)	(350)
Jiangsu Anpac | Consulting service
Related Party Transaction [Line Items]
Related party expense	1	8
Anpai
Related Party Transaction [Line Items]
Revenue rendered	15	96	616	298
Jiaxing Zhijun
Related Party Transaction [Line Items]
Related party expense	135	877	2,403
Jiaxing Zhijun | Advance
Related Party Transaction [Line Items]
Related party transaction				25,000
Jiaxing Zhijun | Purchase ordinary shares with the advance
Related Party Transaction [Line Items]
Related party transaction			25,000
Zhijun
Related Party Transaction [Line Items]
Related party expense	8	55
Interest expense	255	1,664	1,579	824
Loan from related party				16,445
Repayment of related party loan	(2,645)	(17,261)
CRS
Related Party Transaction [Line Items]
Related party expense	430	2,802	1,894
Loan from related party	(317)	(2,071)	1,202	1,431
Repayment of loan	230	¥ 1,498	(1,262)	¥ (1,144)
Shanghai Yulin
Related Party Transaction [Line Items]
Loan to related party			(2,885)
Repayment of loan to related party			2,872
Short-term bank and other borrowings
Related Party Transaction [Line Items]
Short-term Debt	$ 920		14,000		6,000
Short-term bank and other borrowings | Borrowings At Interest Rate Of 11% [Member]
Related Party Transaction [Line Items]
Short-term Debt			8,000
Short-term bank and other borrowings | Borrowings At Interest Rate Of 4.35% [Member]
Related Party Transaction [Line Items]
Short-term Debt			¥ 6,000		¥ 6,000